Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

(in millions)	2019	2018
Trade accounts payable	$754	$679
Employee compensation and benefits payable	229	193
Dividends payable	228	199
Customer and other deposits	226	267
Gas and fuel cost payable	225	281
Accrued taxes other than income taxes	223	206
Interest payable	212	230
Fair value of derivatives (Note 28)	83	69
Manufactured gas plant site remediation (Note 17)	31	32
Employee future benefits (Note 26)	24	25
Other	143	108
	$2,378	$2,289